PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMENT OBLIGATIONS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Provision for environmental liabilities and decommissioning of assets	R$ 937,657	R$ 898,597
Environmental Liabilities [Member]
IfrsStatementLineItems [Line Items]
Provision for environmental liabilities and decommissioning of assets	172,574	173,647
Asset Retirement Obligations [Member]
IfrsStatementLineItems [Line Items]
Provision for environmental liabilities and decommissioning of assets	R$ 765,083	R$ 724,950